Janus Investment Fund

Janus Henderson European Focus Fund

Janus Henderson Global Equity Income Fund

Janus Henderson International Opportunities Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated November 2, 2018

to Currently Effective Prospectuses

The prospectuses for the Funds are amended as follows:

1.	Under “Performance Information” in the Fund Summary section of the Funds’ Prospectuses, the following replaces the corresponding bullet points in their entirety:

• The performance shown for Class I Shares prior to June 5, 2017, reflects the performance of Class I Shares of the Predecessor Fund and is calculated using the fees and expenses of Class I Shares of the Predecessor Fund, in effect during the periods shown, net of any applicable fee and expense limitations or waivers, except that for periods prior to March 31, 2009, performance shown for Class I Shares reflects the performance of Class A Shares of the Predecessor Fund, calculated using the fees and expenses of Class A Shares of the Predecessor Fund (without sales charges), net of any applicable fee and expense limitations or waivers.

• The performance shown for Class N Shares prior to June 5, 2017, reflects the performance of Class R6 Shares of the Predecessor Fund and is calculated using the fees and expenses of R6 Shares of the Predecessor Fund, in effect during the periods shown, net of any applicable fee and expense limitations or waivers, except that for periods prior to November 30, 2015, performance shown for Class N Shares reflects the performance of Class A Shares of the Predecessor Fund, calculated using the fees and expenses of Class A Shares of the Predecessor Fund (without sales charges), net of any applicable fee and expense limitations or waivers.

• The performance shown for Class S Shares prior to June 5, 2017, reflects the performance of Class A Shares of the Predecessor Fund, calculated using the fees and expenses of Class A Shares of the Predecessor Fund (without sales charges), net of any applicable fee and expense limitations or waivers.

• The performance shown for Class T Shares prior to June 5, 2017, reflects the performance of Class A Shares of the Predecessor Fund, calculated using the fees and expenses of Class A Shares of the Predecessor Fund (without sales charges), net of any applicable fee and expense limitations or waivers.

2.	Under “Performance Information” in the Fund Summary section of Janus Henderson International Opportunities Fund’s Prospectuses, the following replaces the corresponding bullet point in its entirety:

• The performance shown for Class R Shares prior to June 5, 2017, reflects the performance of Class R Shares of the Predecessor Fund and is calculated using the fees and expenses of Class R Shares of the Predecessor Fund, in effect during the periods shown, net of any applicable fee and expense limitations or waivers, except that for periods prior to September 30, 2005, performance shown for Class R Shares reflects the performance of Class A Shares of the Predecessor Fund, calculated using the fees and expenses of Class A Shares of the Predecessor Fund (without sales charges), net of any applicable fee and expense limitations or waivers.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson European Focus Fund

Janus Henderson Global Equity Income Fund

Janus Henderson International Opportunities Fund

(each, a “Fund” and collectively, the “Funds”)

Class D Shares

Supplement dated November 2, 2018

to Currently Effective Prospectuses

The prospectuses for the Funds are amended as follows:

1.	Under “Performance Information” in the Fund Summary section of the Funds’ Prospectuses, the following replaces the second paragraph in its entirety:

The performance shown for Class D Shares prior to June 5, 2017, reflects the performance of Class A Shares of the Predecessor Fund, calculated using the fees and expenses of Class A Shares of the Predecessor Fund (without sales charges), net of any applicable fee and expense limitations or waivers.

Please retain this Supplement with your records.